Financial instruments (Details 10) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial assets at amortised cost
Interest income on bank deposits	₨ 231,377	₨ 82,675	₨ 45,060
Interest income from other financial assets	29,764	55,511	28,517
Impairment loss of trade receivables	(265,000)	(371,890)	(433,723)
Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	8,493	(25,263)	(16,879)
Financial liabilities at amortised cost
Interest expenses on lease obligations	(249,964)	(191,911)	(185,092)
Interest expenses on borrowings from banks, others and overdrafts	₨ (2,153,242)	₨ (1,652,522)	₨ (1,098,096)